CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Profit for the year	R$ 2,748,297	R$ 2,165,995	R$ 1,243,042
Items that will not be reclassified subsequently to profit and loss
Actuarial gains (losses), net of tax effects	(865,402)	(238,780)	96,000
Credit risk in Fair value adjustment of financial liabilities	(1,097)	17,963
Total Comprehensive income for the year	1,881,799	1,945,178	1,339,042
Attributable to owners of the Company	1,836,173	1,837,223	1,275,750
Attributable to noncontrolling interests	R$ 45,626	R$ 107,955	R$ 63,292